Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2011
Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Policies) [Abstract]
Consolidation and Investments in Affiliated Companies
(1) Consolidation and Investments in Affiliated Companies
The consolidated financial statements include the accounts of the Company and all of its majority-owned domestic and foreign subsidiaries, except for certain immaterial subsidiaries.
Variable interest entities are consolidated in which the Company is the primary beneficiary in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 810, “Consolidation”. The consolidated balance sheets as of March 31, 2011 and 2010, include assets of ¥26,020 million ($313,494 thousand) and ¥29,601 million, respectively, of consolidated variable interest entities, which engage in equipment leasing in Europe. The majority of these assets are trade notes and accounts receivable, and long-term trade receivables.
Investments in 20 to 50% owned affiliated companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies of a company are accounted for by the equity method.

Foreign Currency Translation and Transactions
(2) Foreign Currency Translation and Transactions
Assets and liabilities of foreign operations are translated at the exchange rates in effect at each fiscal year-end, and income and expenses of foreign operations are translated at the average rates of exchange prevailing during each fiscal year in consolidating the financial statements of overseas subsidiaries. The resulting translation adjustments are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements. All foreign currency transaction gains and losses are included in other income (expenses) in the period incurred.

Allowance for Doubtful Trade Receivables
(3) Allowance for Doubtful Trade Receivables
Komatsu records allowance for doubtful receivables as the best estimate of the amount of probable credit losses in Komatsu’s existing receivables including financing receivables. The amount is determined based on historical experience, credit information of individual customers, and assessment of overdue receivables. An additional allowance for individual receivables is recorded when Komatsu becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration of the customer’s business performance. The amount of estimated credit losses is further adjusted to reflect changes in customer circumstances.

Inventories
(4) Inventories
Inventories are stated at the lower of cost or market. Komatsu determines cost of work in process and finished products using the specific identification method based on actual costs accumulated under a job-order cost system. The cost of finished parts is determined principally using the first-in first-out method. Cost of materials and supplies is stated at average cost.

Investment Securities
(5) Investment Securities
Komatsu’s investments in debt and marketable equity securities are categorized as available-for-sale securities which are stated at fair value. Changes in fair values are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements.
Unrealized losses on marketable securities are charged against net earnings when a decline in market value below initial cost is determined to be other than temporary based primarily on the financial condition and near term prospects of the issuer and the extent and length of the time of the decline.
In assessing other-than-temporary impairment of investment securities which are stated at cost, Komatsu considers the financial condition and prospects of each investee company and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment securities exceeds its estimated fair value which is determined using discounted cash flows or other valuation techniques considered appropriate.

Property, Plant and Equipment, and Related Depreciation
(6) Property, Plant and Equipment, and Related Depreciation
Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is computed principally using the declining-balance method at rates based on the estimated useful lives of the assets. The weighted average depreciation periods are 24 years for buildings and 9 years for machinery and equipment. Effective rates of depreciation for buildings, machinery and equipment for the years ended March 31, 2011, 2010 and 2009, were as follows:

	2011	2010	2009
Buildings	9%	9%	9%
Machinery and equipment	23%	23%	25%
Certain leased machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Aggregate cost	¥83,436	¥136,171	$1,005,253
Accumulated amortization	36,331	49,512	437,723
Accumulated amortization related to capital leases is included in accumulated depreciation. Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the costs of those properties and the related accumulated depreciation are relieved from the consolidated balance sheets and the differences between the costs of those properties and the related accumulated depreciation are recognized in other operating income (expenses) of the consolidated statements of income.

Goodwill and Other Intangible Assets
(7) Goodwill and Other Intangible Assets
Komatsu uses the acquisition method of accounting for business combinations. Goodwill is tested for impairment at least annually. Any recognized intangible assets determined to have an indefinite useful life are not to be amortized, but instead tested for impairment at least annually until its life is determined to no longer be indefinite. Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever there is an indicator of possible impairment. An impairment loss would be recognized when the carrying amount of an asset or an asset group exceeds the estimated undiscounted cash flows expected to be generated by the asset or an asset group. The amount of the impairment loss to be recorded is determined by the difference between the fair value of the asset or an asset group using a discounted cash flow valuation model and carrying value.

Revenue Recognition
(8) Revenue Recognition
Komatsu recognizes revenue when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered for customers or dealers, (3) sales price is fixed or determinable, and (4) collectability is reasonably assured.
Revenue from sales of products including construction, mining and utility equipment and industrial machinery is recognized when title and risk of ownership is transferred to independently owned and operated customers or dealers, which occur upon the attainment of customer acceptance or when installation is completed. The conditions of acceptance are governed by the terms of the contract or arrangement. For arrangements with multiple elements, which may include any combination of products, installation and maintenance, Komatsu allocates revenue to each element based on its relative fair value if such elements meet the criteria for treatment as a separate unit of accounting. When Komatsu enters into a separate contract to render transportation or technical advice, principally related to a sale of large-sized industrial machinery such as large presses, these service revenues are accounted for separately from the product sale and recognized at the completion of the service delivery specified in the contract.
Service revenues from repair and maintenance and from transportation are recognized at the completion of service -delivery. Revenues from long-term fixed price maintenance contracts are recognized ratably over the contract period.
Certain consolidated subsidiaries rent construction equipment to customers. Rent revenue is recognized on a straight-line basis over the rental period.
Revenues are recorded net of discounts. In addition, taxes collected from customers and remitted to governmental -authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

Income Taxes
(9) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
Komatsu uses a specific identification method to release the residual tax effects associated with components of accumulated other comprehensive income (loss) resulting from a change in tax law or rate.
If a tax position meets the more-likely-than-not recognition threshold based on the technical merits of the position, Komatsu recognizes the benefit of such position in the financial statements. The benefit of the tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement with appropriate taxing authority. For the years ended March 31, 2011, 2010 and 2009, Komatsu did not have material unrecognized tax benefits and thus, no significant interest and penalties related to unrecognized tax benefits were recognized.

Product Warranties
(10) Product Warranties
Komatsu establishes a liability for estimated product warranty cost at the time of sale. Estimates for accrued product warranty cost are primarily based on historical experience and are classified as other current liabilities and other liabilities.

Pension and Retirement Benefits and Share-Based Compensation
(11) Pension and Retirement Benefits
Komatsu recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income, net of tax.
Amortization of actuarial net gain or loss is included as a component of Komatsu’s net periodic pension cost for defined benefit plans for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets.
In such case, the amount of amortization recognized is the resulting excess divided by average remaining service period of active employees expected to receive benefits under the plan. The expected return on plan assets is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed income investments currently available and expected to be available during the period to maturity of the pension benefits.

Per Share Data
(13) Per Share Data
Basic net income attributable to Komatsu Ltd. per share has been computed by dividing net income attributable to Komatsu Ltd. by the weighted-average number of common shares outstanding during each fiscal year, after deducting treasury shares. Diluted net income attributable to Komatsu Ltd. per share reflects the potential dilution computed on the basis that all stock options were exercised (less the number of treasury shares assumed to be purchased from proceeds using the average market price of the Company’s common shares) to the extent that each is not antidilutive.
Dividends per share shown in the accompanying consolidated statements of income are based on dividends approved and paid in each fiscal year.

Cash and Cash Equivalents
(14) Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at the date of purchase.
Our foreign subsidiaries participate in a global cash pooling arrangement with a single financial institution, which is used to fund short-term liquidity needs. This arrangement contains specific provisions for the right to offset positive and negative cash balances on a global basis. The facility allows for cash withdrawals from this financial institution based upon our aggregate cash deposits within the same financial institution. Komatsu’s consolidated Balance Sheet as of March 31, 2011 reflects cash net of withdrawals of ¥39,729 million ($478,663 thousand).

Derivative Financial Instruments
(15) Derivative Financial Instruments
Komatsu uses various derivative financial instruments to manage its interest rate and foreign exchange exposure.
All derivatives, including derivatives embedded in other financial instruments, are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheet. Changes in the fair values of derivative instruments not designated or not qualifying as hedges and any ineffective portion of qualified hedges are recognized in earnings in the current period. Changes in the fair values of derivative instruments which qualify as fair value hedges are recognized in earnings, along with changes in the fair value of the hedged item. Changes in the fair value of the effective portions of cash flow hedges are reported in accumulated other comprehensive income (loss), and recognized in earnings when the hedged item is recognized in earnings.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of
(16) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of
Long-lived assets and certain identifiable intangibles to be held and used by Komatsu are reviewed for impairment based on a cash flow analysis of the asset or an asset group whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. The assets to be held for use are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying amounts. The impairment losses are measured as the amount by which the carrying amount of the asset or an asset group exceeds the fair value. Long-lived assets and identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Use of Estimates
(17) Use of Estimates
Komatsu has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses presented in consolidated financial statements prepared in conformity with U.S. GAAP. Actual results could differ from the estimates and assumptions.
Komatsu has identified several areas where it believes estimates and assumptions are particularly critical to the financial statements. These are the determination of the useful lives of Property, Plant and Equipment, the allowance for doubtful receivables, impairment of long-lived assets and goodwill, pension liabilities and expenses, product warranty liabilities, fair value of financial instruments, realization of deferred tax assets, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates.

Recently Adopted Accounting Standards
(18) Recently Adopted Accounting Standards
In the fiscal year ended March 31, 2011, Komatsu adopted Accounting Standards Update (“ASU”) 2009-16, “Accounting for Transfers of Financial Assets.” ASU 2009-16 eliminates the concept of a qualifying special-purpose entity (“QSPE”), establishes more stringent conditions for reporting a transfer of a portion of a financial asset as a sale, clarifies the financial-asset derecognition criteria, and revises the initial measurement of a transferor’s interest in transferred financial assets. The adoption of ASU 2009-16 did not have a material impact on our consolidated results of operations and financial condition.
In the fiscal year ended March 31, 2011, Komatsu adopted ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.” ASU 2009-17 prescribes the change of the approach to determining the primary beneficiary of a variable interest entity and also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. The adoption of ASU 2009-17 did not have a material impact on our consolidated results of operations and financial condition.
In the fiscal year ended March 31, 2011, Komatsu adopted ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. ASU 2010-20 establishes disclosure requirements to provide disaggregated information by portfolio segment or class of financial receivables, the credit quality of financing receivables and the allowance for credit losses. The disclosures required by ASU 2010-20 are provided in Note 4. Trade Notes and Accounts Receivable.

ASC 820
ASC 820, “Fair Value Measurements and Disclosures” defines that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:

ASC-815
Komatsu has entered into interest rate swap and cross-currency swap contracts not designated as hedging instruments under ASC 815, “Derivatives and Hedging” as a means of managing Komatsu’s interest rate exposures for short-term and long-term debts. Forward contracts and option contracts not designated as hedging instruments under ASC815 are also used to hedge certain foreign currency exposures. The changes in fair value of such instruments are recognized currently in earnings.